UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren        Greenwich, Connecticut     May 13, 2005
       ------------------------   --------------------------  ---------------
             [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             33
                                               -------------

Form 13F Information Table Value Total:           $52,231
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
Abgenix Inc                       Common Stock   00339B107     312    44,500 SH       sole                 44,500
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Amgen Inc                         Common Stock   031162100   2,853    49,000 SH       sole                 49,000
-----------------------------------------------------------------------------------------------------------------------------------
Amicas Inc                        Common Stock   001712108     957   260,000 SH       sole                260,000
-----------------------------------------------------------------------------------------------------------------------------------
Array Biopharma Inc               Common Stock   04269X105   1,560   222,500 SH       sole                222,500
-----------------------------------------------------------------------------------------------------------------------------------
Barrier Therapeutics              Common Stock   06850R108   1,743   112,500 SH       sole                112,500
-----------------------------------------------------------------------------------------------------------------------------------
Caliper Life Sciences Inc         Common Stock   130872104   1,554   241,000 SH       sole                241,000
-----------------------------------------------------------------------------------------------------------------------------------
Casual Male Retail Group          Common Stock   148711104      65    10,000 SH       sole                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109   1,358    29,000 SH       sole                 29,000
-----------------------------------------------------------------------------------------------------------------------------------
Curis Inc                         Common Stock   231269101     380   106,000 SH       sole                106,000
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   368710406   9,224   191,000 SH       sole                191,000
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   368710406     300       200 SH CALLS sole                    200
-----------------------------------------------------------------------------------------------------------------------------------
Genitope Inc                      Common Stock   37229P507     275    22,000 SH       sole                 22,000
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc               Common Stock   375558103     358    10,000 SH       sole                 10,000
----------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences Inc         Common Stock   444903108   5,763   625,000 SH       sole                625,000
----------------------------------------------------------------------------------------------------------------------------------
Ilumina Inc                       Common Stock   452327109   1,034   128,000 SH       sole                128,000
----------------------------------------------------------------------------------------------------------------------------------
Invitrogen Inc                    Common Stock   46185R100   2,768    40,000 SH       sole                 40,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104     604     9,900 SH       sole                  9,900
-----------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts Inc              Common Stock   49460W208     209      3500 SH       sole                  3,500
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Lilly Eli & Co                    Common Stock   532457108     393     7,544 SH       sole                  7,544
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Medarex Inc                       Common Stock   583916101     702    98,500 SH       sole                 98,500
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Medtronic Inc                     Common Stock   585055106     497     9,751 SH       sole                  9,751
-----------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc               Common Stock   62855J104   8,220   447,000 SH       sole                447,000
-----------------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics Inc           Common Stock   640268108     857    61,500 SH       sole                 61,500
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Nuvelo Inc                        Common Stock   67072M301     455    70,000 SH       sole                 70,000
----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                        Common Stock   717081103     389    14,796 SH       sole                 14,796
-----------------------------------------------------------------------------------------------------------------------------------
Protein Design Labs Inc           Common Stock   74369L103   1,830   114,500 SH       sole                114,500
-----------------------------------------------------------------------------------------------------------------------------------
Sepracor Inc                      Common Stock   817315104   3,445    60,000 SH       sole                 60,000
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Sepracor Inc                      Common Stock   817315104     244    55,300 SH CALLS sole                 55,300
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Sirna Therapeutics Inc            Common Stock   829669100     996   337,500 SH       sole                337,500
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Third Wave Technologies Inc       Common Stock   88428W108   1,051   182,500 SH       sole                182,500
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Virologic Inc.                    Common Stock   92823R201     359   150,000 SH       sole                150,000
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Valentis Inc                      Common Stock   91913E302     109    41,100 SH       sole                 41,100
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Xenogen Inc                       Common Stock   98410R108   1,367   262,850 SH       sole                262,850
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